Stockholders’ Equity (Deficit) (Details) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 08, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Aug. 24, 2024	Dec. 31, 2023
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized							25,000,000		25,000,000
Preferred stock, par value (in Dollars per share)							$ 0.0001		$ 0.0001
Preferred stock issued							0		0
Preferred stock outstanding							0		0
Capital stock percentage							80.00%
Aggregate percentage							33.00%
Exercised of warrants		380,771	380,771	380,771		380,771
Warrant purchase price (in Dollars)		$ 45,760	$ 45,760	$ 45,760
Gross proceeds (in Dollars)						$ 43,400,000	$ 61,800,000
Shares sold						5,807,647
Additional gross proceeds (in Dollars)					$ 12,400,000
Montana Technologies LLC [Member]
Stockholders’ Equity (Deficit) [Line Items]
Converted shares							105,331
Warrant [Member]
Stockholders’ Equity (Deficit) [Line Items]
Sale of warrants							11,125,000
Public Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding					12,657,596
Exercise price per share (in Dollars per share)							$ 0.01
Written notice period							30 days
Trading days for redemption of warrants							20 days
Consecutive trading days for redemption of warrants							30 days
Warrant redemption condition minimum share price (in Dollars per share)							$ 18
Private Placement Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding								2,225,000
Private Placement Warrant [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding					8,900,000
Subscription Agreements [Member]
Stockholders’ Equity (Deficit) [Line Items]
Gross proceeds (in Dollars)					$ 6,000,000	$ 49,400,000
Shares sold					1,238,500
Purchase value (in Dollars)					$ 5,116,176
Share purchased					43,500,000
Class A Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock authorized							600,000,000		600,000,000
Common stock par value (in Dollars per share)							$ 0.0001		$ 0.0001
Common stock issued							55,928,661		32,731,583
Common stock outstanding							55,928,661		32,731,583
Share voting							Each share of Class A Common Stock has one vote and has similar rights and obligations.
Warrants outstanding					705,758
Purchase warrants							1
Sale of warrants	588,235
Price per share (in Dollars per share)							$ 11.5
Class A Common Stock [Member] | Warrant [Member]
Stockholders’ Equity (Deficit) [Line Items]
Purchase warrants							1
Class A Common Stock [Member] | Public Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Exercise price per share (in Dollars per share)							$ 11.5
Class B Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock authorized							0		50,000,000
Common stock par value (in Dollars per share)							$ 0.0001		$ 0.0001
Common stock issued							0		4,759,642
Common stock outstanding							0		4,759,642
Series B Preferred Units [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred units							4,426
IPO [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding							14,375,000